ALLOWANCE FOR LOAN LOSSES (Schedule of Reserve Factors) (Details)	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
One To Four Family First Mortgage Loan Receivable Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Reserve factor	0.43%	0.40%	0.35%
Multi Family First Mortgage Loan Receivable Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Reserve factor	0.55%	0.55%	0.50%